Discontinued Operation of LGC (Details) - Schedule of major classes of assets and liabilities - USD ($)	12 Months Ended
	Jul. 31, 2020	Jan. 29, 2021
Carrying amounts of major classes of assets held for sale:
Cash	$ 18,601	$ 6,297
Accounts receivable	939,392	1,241,178
Other current assets	596,591	992,333
Goodwill	25,902,394
Intangible assets	7,594,646
Property and equipment, net	2,017,151	2,125,388
Right of use assets	3,147,825	3,422,985
Other noncurrent assets	328,308	16,231
Total assets of disposal group	40,544,908	7,804,412
Carrying amounts of major classes of liabilities held for sale:
Short-term borrowings	143,248	154,842
Taxes payable	3,344,048	3,618,661
Other current liabilities	1,932,614	3,502,209
Lease liabilities	3,496,070	3,725,299
Total liabilities of disposal group	$ 8,915,980	$ 11,001,011